Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net Loss Per Share [Abstract]
Net loss	$ (5,768,652)	$ (11,655,610)	$ (6,227,809)	$ (17,802,227)	$ (23,316,519)	$ (5,924,931)
Basic weighted average common shares outstanding	58,973,457	49,488,166	57,103,514	46,759,780
Add incremental shares for:
Stock options
Diluted weighted average common shares outstanding	58,973,457	49,488,166	57,103,514	46,759,780
Net income loss per share:
Basic and diluted	$ (0.10)	$ (0.24)	$ (0.11)	$ (0.38)